S-K 1602(a)(3) Forepart, Sponsor Compensation	Jul. 18, 2025 USD ($) $ / shares shares
Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.002
Common Class B [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	10,000,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Common Class B [Member] | Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	11,500,000
Class Ordinary Shares Surrender [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	1,500,000